Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other income and expenses
Other Operating Income
	2021		2020		2019
	ARS 000		ARS 000		ARS 000

Interest earned from customers	3,610,639	(1)	4,690,603	(1)	13,223,480	(1)
Foreign exchange difference, net	6,879,987	(2)	16,531,502	(2)	24,478,898	(2)
Recovery related to discount of tax credits	236,729		-		-
Income from sale of property, plant and equipment	105,174		-		-
Others	86,532		58,394		12,140
	10,919,061		21,280,499		37,714,518

Other Operating Expenses
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Net charge related to the provision for lawsuits and claims	(56,421)	(12,639)	(10,854)
Impairment of material and spare parts	(41,355)	(64,807)	(64,870)
Net charge related to the allowance for doubtful accounts	(710)	(3,710)	(19,865)
Trade and tax interests	(624,433)	(563,199)	-
Charge related to discount of tax credits	-	(45,575)	(460,067)
Others	(84,716)	-	(724)
	(807,635)	(689,930)	(556,380)

Finance Income
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Interest earned	38,862	194,244	60,585
Net income on financial assets at fair value through profit or loss (1)	1,389,104	7,594,035	7,338,610
Interest rate swap income	514,681	-	-
	1,942,647	7,788,279	7,399,195

Finance Expenses
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Interest on loans	(4,711,119)	(5,498,935)	(6,598,829)
Foreign exchange differences	(12,363,054)	(26,141,070)	(24,718,382)
Bank commissions for loans and others	(740,444)	(783,506)	(329,063)
Others	(588)	(1,232,152)	(1,078,186)
	(17,815,205)	(33,655,663)	(32,724,460)